SCHEDULE OF ANTI-DILUTIVE EFFECT (Details) - shares	4 Months Ended	6 Months Ended	10 Months Ended
	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023
Stardust Power Inc And Subsidiary [Member]
Unvested common stock – shares (Note 3)	226,625	322,542	356,458